Legal Proceedings (Details)	1 Months Ended
	May 17, 2019	Mar. 11, 2018
I.T.S Industrial Technologic Ltd. [Member]
Legal Proceedings (Textual)
Lawsuit, Description		(1) Digiflex Ltd., and (2) Dan Vilenski., a former director of Digiflex, Claim No. 512833740, was filed in the Magistrate Court in Rishon Letzion in Israel. On March 11, 2019, the Company settled this claim for a total of NIS 400,000 ($106,724 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), paid in 12 monthly installments commencing April 2019.
Yaskawa Europe Technologies Ltd. [Member]
Legal Proceedings (Textual)
Lawsuit, Description	(1) Digiflex Ltd. and (2) P.V. Nano Cell Ltd., Claim No. 39107-05-19, was filed in the Magistrate Court in Kfar Saba in Israel. The complaint alleges that Digiflex owes Yaskawa NIS 249,898 ($70,078 based on the exchange rate of $1.00 / NIS 3.566 in effect as of June 30, 2019) for the value of eight (8) systems of linear stages. The Company fully accrued such amount and is currently in the process of preparing a Statement of Defense.